Equity (Details) - Shares Issued - USD ($) $ / shares in Units, $ in Millions								1 Months Ended		12 Months Ended
	Oct. 14, 2022	Aug. 26, 2022	Aug. 17, 2022	Jan. 31, 2022	Jul. 14, 2021	Mar. 18, 2021	Jan. 22, 2021	Aug. 31, 2022	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2021
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)								76,363,071	13,333,333	92,046,404
Price per share (in dollars per share)	$ 3.6			$ 2.25	$ 1.7	$ 2.4		$ 3.60	$ 2.25
Gross proceeds								$ 260.4	$ 28.9	$ 313.8	$ 46.0	$ 62.8
Gross proceeds										$ 298.1	$ 44.8	$ 60.2
Number of treasury shares reissued (in shares)	90,822				48,393	275,132				90,822	323,525
Value of treasury shares reissued	$ 0.3				$ 0.1	$ 0.7				$ 0.3	$ 0.8
Loss on issuance of treasury shares	$ 3.6				$ 2.0	$ 9.7					$ 11.7
NYSE
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)		34,696,404	41,666,667							2,350,000
Price per share (in dollars per share)		$ 3.60	$ 3.60							$ 3.78
Gross proceeds		$ 124.9	$ 150.0							$ 8.9
Oslo
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)				13,333,333			27,058,823
Price per share (in dollars per share)				$ 2.25			$ 1.70		$ 2.25
Gross proceeds				$ 30.0			$ 46.0
At-the-market offering
Equity, Class of Treasury Stock [Line Items]
Amount authorized for issuance													$ 40.0
At-the-market offering | NYSE
Equity, Class of Treasury Stock [Line Items]
Issue of common shares (in shares)										2,350,000
Price per share (in dollars per share)										$ 3.78
Amount authorized for issuance													$ 40.0
Gross proceeds										$ 8.9
Net proceeds										8.8
Stock issuance costs										$ 0.1